MARKETABLE SECURITIES (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Statement [Line Items]
Shares/Warrants Held	2,778,839
Cost	$ 1,648,737
Fair Value	8,955	$ 22,086
Change in Fair Value	$ (13,131)
Carlyle Commodities Corp. Share [Member]
Statement [Line Items]
Shares/Warrants Held	550,000
Cost	$ 907,500
Fair Value	8,250	8,250
Change in Fair Value	$ 0
Carlyle Commodities Corp. Warrants
Statement [Line Items]
Shares/Warrants Held	550,000
Cost	$ 727,000
Fair Value	0	0
Change in Fair Value	$ 0
Other
Statement [Line Items]
Shares/Warrants Held	1,678,839
Cost	$ 14,237
Fair Value	705	$ 13,836
Change in Fair Value	$ (13,131)